Label	Element	Value
MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND | Global Fixed Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 16, 2022

Supplement

SUPPLEMENT DATED MARCH 16, 2022 TO THE PROSPECTUSES OF

Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2022
Morgan Stanley Mortgage Securities Trust, dated February 28, 2022

Risk/Return [Heading]	rr_RiskReturnHeading	Global Fixed Income Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following changes will take effect on April 29, 2022:

•  Class IS shares of the Funds will be renamed Class R6 shares;

•  The minimum initial investment amount for Class I shares of the Funds will be reduced to $1 million;

•  The minimum initial investment amount for Class R6 shares of the Funds will be reduced to $5 million;

•  The contingent deferred sales charge holding period for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase;

•  The contingent deferred sales charge for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be increased to 0.75%. This contingent deferred sales charge will apply only to Class A shares purchased after April 29, 2022; and

•  The dealer commission schedule for Class A shares of the Funds will be amended.

Accordingly, the following changes will be made to each Prospectus effective April 29, 2022:

Each instance of "Class IS" is hereby deleted and replaced with "Class R6."

Footnote 1 in the section of the Prospectus entitled "Fund Summary—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

  Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.75% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—Share Class Arrangements" for further information about the CDSC waiver categories.

Please retain this supplement for future reference.

MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND | Global Fixed Income Opportunities Fund | A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.75% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances.